Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Summary of provisions

Provisions as of December 31, 2020

	Social Security Costs on
	Share-Based Payment	Contingent Consideration	Other Provisions	Provisions Net
Opening balance	175	—	—	175
Provisions for the year	4,797	50,614	1,443	56,855
Exchange differences	—	(1,645)	(24)	(1,669)
Total	4,972	48,969	1,419	55,361

Provisions as of December 31, 2019

	Social Security Costs on	Contingent
	Share-Based Payment	Consideration	Other Provisions	Provisions Net
Opening balance	—	—	—	—
Provisions for the year	175	—	—	175
Total	175	—	—	175